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May 19, 2023	27226.00024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Matthews International Funds -- File No. 333-270696

Ladies and Gentlemen:

We are counsel to the Matthews International Funds, d/b/a the Matthews Asia Funds (the “Registrant”), and hereby submit for review the enclosed Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”).

The purpose of the Amendment is to provide disclosure intended to address the comments received from the Securities and Exchange Commission’s staff with respect to the Registrant’s previously filed Form N-14, which contained disclosure relating to the reorganization of the Matthews Korea Fund into the Matthews Korea Active ETF, each such Fund an existing series of the Registrant. A separate comment response letter was filed on May 15, 2023. The Registrant proposes that the Registration Statement become effective on or about May 30, 2023, and will submit a request for acceleration of effectiveness for such time under separate cover.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP